Details of Significant Accounts - Cash and cash equivalents, schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Petty cash	$ 1	$ 1
Checking accounts	2,139	1,279
Demand deposits	12,547	11,777
Time deposits	109,000	149,300
Others	184	259
Cash and cash equivalents	$ 123,871	$ 162,616	$ 80,453	$ 79,018